Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation, principles of consolidation and going concern considerations

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company balances and transactions are eliminated upon consolidation.

The consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to continue operating in the normal course of business and will be able to realize its assets and discharge its liabilities as they become due. As of December 31, 2024, the Company has continued to incur operating losses and is facing liquidity pressures. Absent any other action, the Company will require additional liquidity to continue as a going concern within twelve months from the issuance of these financial statements.

To address these uncertainties, management has developed specific plans to improve the Company’s liquidity position. If the Company is unable to repay the debt as it comes due with cash generated from operations, management plans to refinance its short term obligations to extend the maturity dates. If the Company is unable to secure longer-term financing on acceptable terms, management will sell certain non-core land assets, which are expected to generate a sufficient amount of cash to service the short-term obligations as they come due.

Management believes that if these plans are successfully implemented, they will address the Company’s liquidity needs to enable continuation of operations for the foreseeable future.

(b) Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenue and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the allowance for receivable, the recoverability of long-lived assets, accounting for income taxes and the valuation allowance for deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(c)  Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash and have insignificant risk of changes in value related to changes in interest rates and have original maturities of three months or less when purchased.

(d) Restricted cash

Restricted cash consist of loan guarantee and bank deposits with designated use, which cannot be withdrawn without certain approval or notice.

The restricted cash was $203,779 and $401,110 as of December 31, 2024 and 2023, which was loan guarantees.

(e)  Accounts receivable

Accounts receivable is stated at the original amount less an allowance for credit losses.

Accounts receivable is recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. The allowance for doubtful accounts is estimated based on the expected loss approach prescribed by ASC 326. The Group’s estimation of allowance for credit losses considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible.

The Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Group considers factors in assessing the collectability of its receivables, such as the age of the amounts due, the customer’s payment history, credit-worthiness and other specific circumstances related to the accounts. The Group adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

The Group recognized allowance for credit losses of $34,730 and $1,652, respectively, for the years ended December 31,2024 and 2023.

(f) Prepayment and other assets

Prepayment and other assets represent amounts that the Group has paid in advance of receiving benefits or services. Prepayment and other assets include amounts for prepayments to suppliers, prepaid expenses and prepayment for equipment and are recognized as an expense over the general contractual period.

(g) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder or a related corporation.

(h)  Inventories

Inventories are stated at the lower of cost or net realizable value. The cost of raw materials is determined on the basis of standard costing. The cost of finished goods is determined on the basis of standard costing and comprises direct materials, direct labor cost and an appropriate proportion of overhead.

Net realizable value is based on estimated selling prices less selling expenses and any further costs of completion. Adjustments to reduce the cost of inventory to net realizable value are made, if required, for estimated excess, obsolescence, or impaired balances. Write-downs are recorded in the consolidated and combined statements of operations and comprehensive loss.

(i)  Property, plant and equipment, net

Property, plant and equipment, net is stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Property and buildings	3-40 years
Machinery	1-15 years
Operating equipment	3-7 years
Office and other equipment	2-15 years
Leasehold improvements	1-20 years

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operations and comprehensive loss.

Construction in progress represents property, plant and equipment under construction and pending installation and is stated at cost less accumulated impairment losses, if any. Completed assets are transferred to their respective asset classes and depreciation begins when an asset is ready for its intended use. Interest expense on outstanding debt is capitalized during the period of significant capital asset construction. Capitalized interest expense on construction in progress is included within property, plant and equipment and is amortized over the life of the related assets.

(j) Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful lives
Trade mark	25 years
Software	2-10 years

(k) Long-term investments

The Group carries equity investment without readily determinable fair values at cost and recognizes income as any dividends declared from distribution of investee’s earnings.

The Group reviews the equity investment without readily determinable fair values for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment’s carrying amount and its fair value at the balance sheet date of the reporting period for which the assessment is made in accordance with ASC topic 321, Investments – Equity Securities.

(l)  Operating leases

The Group recognizes lease liabilities and corresponding right-of-use assets on the balance sheet for leases. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease; (2) lease classification for any expired or existing leases as of the adoption date; and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less. The Group recognizes lease expense for short-term leases on a straight-line basis over the lease term.

Right-of-use assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at the commencement date based on the present value of the remaining future minimum lease payments. If the interest rate implicit in the Group’s leases is not readily determinable, the Group utilizes its incremental borrowing rate, determined by class of underlying asset, to discount the lease payments. The operating lease right-of-use assets also include lease payments made before commencement and exclude lease incentives. Some of the Group’s lease agreements contained renewal options; however, the Group did not recognize right-of-use assets or lease liabilities for renewal periods unless it was determined that the Group was reasonably certain of renewing the lease at inception or when a triggering event occurred. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

The Group leases factories, warehouses, offices space, vehicles and machineries under non-cancellable operating leases. The Group considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities.

The Group determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease.

As of December 31, 2024 and 2023, the Group had no long-term leases that were classified as a financing lease, and the Group’s lease contracts only contain fixed lease payments and do not contain any residual value guarantee.

The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

(m) Borrowings

Borrowings comprise long-term and short-term bank borrowings. Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized as interest expense in profit or loss over the period of the borrowings using the effective interest method.

(n) Accounts and other payables

Accounts and other payables represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. They are classified as current liabilities as payment is due within one year or less.

Accounts and other payables are initially recognized as fair value, and subsequently carried at amortized cost using the effective interest method.

(o) Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

There was no impairment of long-lived assets recognized for the years ended December 31, 2024 and 2023.

(p)  Fair value measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 —	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 —	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 —	inputs to the valuation methodology are unobservable.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, accounts and notes receivable, amounts due from related parties, investments, accounts payable, borrowings, amounts due to related parties, accrued expenses and other current liabilities. The carrying amounts of the Group’s financial instruments, including cash and cash equivalents, restricted cash, accounts and notes receivable, amounts due from related parties, prepaid expenses and other current assets, accounts payable, short-term borrowings, amounts due to related parties, accrued expenses and other current liabilities, approximate their fair values because of their short-term nature. The carrying value of long-term borrowings approximate their fair values, because the bearing interest rate approximates market interest rate.

(q) Revenue recognition

The Group recognized its revenue under ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle underlying the revenue recognition of ASC606 allows the Group to recognize revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Group expects to be entitled in such exchange. This will require the Group to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, the Group applies five-step model to recognize revenue from customer contracts. The five-step model requires the Group to (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur; (iv) allocate the transaction price to the respective performance obligations in the contract; and (v) recognize revenue when (or as) the Group satisfies the performance obligation.

The Group derives its revenues principally from sales of golf shafts, sales of sports accessories, food and beverage and software service. The contract payment is not subject to any variable consideration, refund, cancellation or termination provision. No significant financing component, noncash payment identified in the arrangements with customers.

Revenue recognition policies for each type of revenue stream are as follows:

Sales of golf shafts

The Group manufactures golf shafts and sells them to sports brand manufacturers and distributors. The revenue is recognized at a point in time when the Group satisfies the performance obligation by transferring promised product to the designated free-on-board shipping point. The Group recognizes the accounts receivable at the time of the sale.

Sales of sports accessories, food and beverage

The Group is engaged in wholesale of alcoholic beverages and sale of sporting accessories in the retail market. Revenue is recognized when the product is physically delivered to and accepted by the customer, and the consideration is paid immediately when the customer purchases the product.

Software service

The Group has contracted with Parametric Technology Corporation (“PTC”) to act as a distributor for its software. The Group purchased the subscription account of certain software from PTC and resold the software usage rights to other customers. The Group recognizes revenue over the duration of the contract with its customers. The Group is deemed as the principal, recognizing revenue on a gross basis as the Group is primarily responsible for fulfilling the contract, bears the inventory risk, and has the discretion in establishing the sales price.

Revenue by categories

The following table disaggregates the Group’s revenue categories for the years ended December 31, 2024 and 2023:

	For the Years Ended December 31,
	2024	2023
Sales of golf shafts	$35,315,363	$27,825,905
Sales of sports accessories, food and beverage	935,593	904,644
Software service	248,688	-
Total revenues	$36,499,644	$28,730,549

Revenue by geography

The following table sets forth disaggregation of revenue by customer location.

	For the Years Ended December 31,
	2024	2023
Primary geographical markets
United States	$18,877,162	$16,707,660
Vietnam	4,263,006	2,860,192
China mainland	3,960,825	2,644,342
Mexico	3,015,173	1,130,696
Taiwan	2,478,429	1,865,032
Japan	1,729,559	1,746,123
Europe	1,159,928	824,563
Others	1,015,562	951,941
Total	$36,499,644	$28,730,549

Contract balances

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract liability when the payment is made or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

Accounts receivable represent revenue recognized for the amounts invoiced when the Group has satisfied its performance obligation and has unconditional right to the payment.

The contract liabilities consist of deferred revenue, which represents the billings or cash received for services in advance of revenue recognition and is recognized as revenue when all the Group’s revenue recognition criteria are met. Contract assets and contract liabilities are reported in a net position on an individual contract basis at the end of each reporting period. The Group’s deferred revenue, which was included in accrued expenses and other current liabilities in the consolidated balance sheets, was $166,582, $35,080 and $98,708 as of December 31, 2024, 2023 and 2022, respectively. The Group recognized revenue of $21,313 and $63,686 that was included in contractual liabilities as of January 1, 2024 and 2023, respectively.

Other than accounts receivable and deferred revenue, which was included in accrued expenses and other current liabilities in the consolidated balance sheets, the Group had no other material contract assets or contract liabilities recorded on its consolidated balance sheets as of December 31, 2024 and 2023.

(r) Cost of sales

Cost of sales mainly consists of costs of raw materials, consumables, direct labour, outsourced processing fee, overhead costs, depreciation of property, plant and equipment, and inventory write-downs.

(s) Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the deferred tax assets or liabilities are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount more likely than not to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management estimated that it is more likely than not that the results of future operations will not generate sufficient taxable income to realize the deferred tax assets as December 31, 2024 and 2023. Thus, management recognized a valuation allowance for deferred tax assets not supported by future reversals of existing taxable temporary differences in certain tax-paying components. While the Group consider the facts above, our projections of future income may be changed due to the macroeconomic conditions and our business development. The deferred tax assets could be utilized in the future years if we make profits in the future, and the valuation allowance shall be reversed.

The provisions of ASC 740 prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. Recognized tax positions are measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized.

The Group did not accrue any liability, interest or penalties related to unrecognized tax benefits in its income tax expense (benefit) line of its consolidated statements of operations and comprehensive loss for the years ended December 31, 2024 and 2023, respectively. The Company will recognize interest and penalties, if any, related to income taxes on the income tax expense line in the accompanying consolidated statement of operations. Accrued interest and penalties will be included on the related tax liability line in the consolidated balance sheet.

The Group does not expect that its assessment regarding unrecognized tax benefits will materially change over the next 12 months.

(t) Employee benefits

(a)	Short-term employee benefits

Short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in respect of service rendered by employees and should be recognized as expenses when the employees render service.

(b)	Pensions

i)	Defined contribution plans

For defined contribution plans, the contributions are recognized as pension expenses when they are due on an accrual basis. Prepaid contributions are recognized as an asset to the extent of a cash refund or a reduction in future payments.

ii)	Defined benefit plans

1.	Net obligation under a defined benefit plan is defined as the present value of an amount of pension benefits that employees will receive on retirement for their services with the Group in the current period or prior periods. The liability recognized in the statements of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the statements of financial position date less the fair value of plan assets. The net defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.

2.	Remeasurements arising on defined benefit plans are recognized in other comprehensive income in the period in which they arise and are recorded as retained earnings.

3.	Past service costs are recognized immediately in profit or loss.

(u) Government grants

Government subsidies are recognized as other income when received and all the conditions for their receipt have been met. The government subsidies were paid by cash and have no defined rules and regulations to govern the criteria necessary for the Group to enjoy the benefits.

Government grants related to property, plant and equipment are recognized as liabilities and are amortized to profit or loss over the estimated useful lives of the related assets using straight-line method. Government grants are recognized at their fair value only when there is reasonable assurance that the Group will comply with any conditions attached to the grants will be received. Government grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes expenses for the related costs for which the grants are intended to compensate.

(v)  Foreign currency transactions and translations

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the consolidated statements of operations and comprehensive loss.

The reporting currency of the Group is United States Dollars (“US$”) and the accompanying consolidated financial statements have been expressed in US$. The functional currency of FST Taiwan is the Taiwan dollars (“TWD”). The Group’s subsidiaries in US and Japan conduct their businesses and maintain its books and record in the local currency, US$ and Japan Yen(“JPY”), as their functional currency, respectively.

In general, for consolidation purposes, assets and liabilities of FST and its subsidiary whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of foreign subsidiary are recorded as a separate component of accumulated other comprehensive loss within the statements of shareholders’ equity. Cash flows are also translated at average translation rates for the periods; therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	For the Years Ended December 31,
	2024	2023
Period end USD: TWD exchange rate	32.7900	30.6200
Average USD: TWD exchange rate	32.1064	31.1525
Period end USD: JPY exchange rate	157.3700	140.9200
Average USD: JPY exchange rate	151.4551	140.5001

(w)  Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. The foreign currency translation gain or loss resulting from translation of the consolidated financial statements expressed in TWD/JPY to USD is reported in other comprehensive loss in the consolidated statements of operations and comprehensive loss.

(x) Earnings per share

Basic earnings per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted earnings per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Potentially dilutive shares are excluded from the computation if their effect is anti-dilutive.

(y)  Segment reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Group’s Chief Executive Officer is the Group’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Group has determined that it operates as one operating segment. The Group has concluded that consolidated net income (loss) is the measure of segment profitability. The CODM assesses performance for the Group, monitors budget versus actual results, and determines how to allocate resources based on consolidated net income (loss) as reported in the consolidated statements of operations. There is no other expense categories regularly provided to the CODM that are not already included in the primary financial statements herein.

The Group’s long-lived assets are substantially located in the Taiwan and United States. The following table presents long-lived assets by geographic segment as of December 31, 2024 and 2023.

	December 31,
	2024	2023
Taiwan	$18,535,163	$18,666,589
US	9,170,946	10,634,130
Japan	2,375,236	1,164,640
Total	$30,081,345	$30,465,359

(z) Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(aa) Restatement of previously issued 2023 consolidated financial statements

The Group identified errors related to deferred tax assets for net operating loss carry-forwards and reclassification of deferred tax assets, prepaid expenses related to transaction fees incurred in connection with the Business Combination and reclassification of certain balance sheet items for the year ended December 31, 2023. As a result, the accompanying 2023 consolidated financial statements as of and for the year ended December 31, 2023, and related notes hereto, have been restated or revised, as applicable, to correct these errors.

The below tables summarise the adjustments that were made to correct the errors for the periods presented.

Extract from the consolidated statements of operations and comprehensive loss

	As Previously Reported	Adjustment	As Restated
General and administrative expenses	$5,279,397	$559,572	$5,838,969
Loss before income tax	(2,359,110)	(559,572)	(2,918,682)
Income tax benefit	(123,151)	(627,920)	(751,071)
Loss for the year	(2,235,959)	68,348	(2,167,611)
Total comprehensive loss for the year	$(2,262,584)	$68,348	$(2,194,236)

Extract from the consolidated balance sheets

	As Previously Reported	Adjustment	As Restated
Prepaid expenses and other current assets	$1,784,363	$(655,565)	$1,128,798
Current tax asset	-	95,993	95,993
Total current assets	1,784,363	(559,572)	1,224,791

Deferred tax asset	1,012,780	136,469	1,149,249
Prepayment and other non-current assets	593,473	491,451	1,084,924
Total non-current assets	32,267,167	627,920	32,895,087

Net assets	27,424,065	68,348	27,492,413

EQUITY
Retained earnings	6,241,945	68,348	6,310,293
TOTAL EQUITY	$27,424,065	$68,348	$27,492,413

(ab) Recent accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which amends and enhances the disclosure requirements for reportable segments. All disclosure requirements under this standard will also be required for public entities with a single reportable segment. This new standard became effective for fiscal years beginning after December 15, 2023 and for interim periods within fiscal years beginning after December 15, 2024. The Group adopted this standard in the fourth quarter of 2024, which did not have a material impact on the consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The ASU is effective for public business entities for annual periods beginning after December 15, 2024.  For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted. The Group expect to adopt this standard for the year ended December 31, 2025. The Group does not expect a material impact from the adoption of this guidance on its consolidated financial statements and related disclosures.

In March 2024, the FASB issued ASU No. 2024-02, Codification Improvements-Amendments to Remove References to the Concepts Statements (“ASU 2024-02”). The amendments in this Update affect a variety of Topics in the Codification. The amendments apply to all reporting entities within the scope of the affected accounting guidance. This update contains amendments to the Codification that remove references to various Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior statements to provide guidance in certain topical areas. ASU 2024-02 is effective for public business entities for fiscal years beginning after December 15, 2024. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2025. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (DISE), which requires new disclosures to disaggregate prescribed natural expenses underlying any income statement caption. This ASU is effective for annual periods in fiscal years beginning after December 15, 2026, and interim periods thereafter. Early adoption is permitted. The ASU applies on a prospective basis for periods beginning after the effective date. However, retrospective application to any or all prior periods presented is permitted. The Group is currently evaluating the impact of adoption of this standard on its consolidated financial statements.

Recent accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial position, results of operations, cash flows or disclosures.